UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2018—November 30, 2019

Item 1: Reports to Shareholders

Annual Report | November 30, 2019 Vanguard Ohio Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

December 17, 2019

1

Your Fund’s Performance at a Glance

•   For the 12 months ended November 30, 2019, Vanguard Ohio Long-Term Tax-Exempt Fund returned 9.28%. The fund outpaced the 8.30% return of its benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum.

•   Global monetary policy shifted markedly during the fiscal year. Faced with slowing global growth and intensifying trade disputes, many central banks turned more accommodative. The U.S. Federal Reserve, after raising its target for short-term interest rates four times in 2018, cut rates three times in 2019 and ended its balance-sheet tapering. Bonds, including municipal issues, saw their yields fall and prices rise.

•   The fund’s average duration (a measure of the price sensitivity of the fund’s holdings to movements in interest rates) was longer than that of its benchmark. That stance accounted for much of the fund’s relative outperformance.

•   The advisor continued to favor intermediate-term and long-term maturities, which boosted performance. A tilt toward lower-quality investment-grade bonds compared with the benchmark index also proved beneficial as recession fears went unrealized.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	14.67%	10.80%
Russell 2000 Index (Small-caps)	7.51	8.57	8.22
Russell 3000 Index (Broad U.S. market)	15.49	14.22	10.61
FTSE All-World ex US Index (International)	11.50	9.39	4.20

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.79%	4.10%	3.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.49	5.02	3.57
FTSE Three-Month U.S. Treasury Bill Index	2.31	1.61	1.01

CPI
Consumer Price Index	2.05%	2.14%	1.72%

2

Advisor’s Report

For the 12 months ended November 30, 2019, Vanguard Ohio Long-Term Tax-Exempt Fund returned 9.28%. This result bested the 8.30% return of the benchmark, the Bloomberg Barclays OH Municipal Bond Index, which includes bonds across the maturity spectrum.

With municipal bond prices rising, the fund’s 30-day SEC yield fell 128 basis points to 1.94% over the fiscal year. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.

The fund is permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, it didn’t own such securities.

The investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the fiscal year.

Further signs of a global slowdown and tepid inflation at the start of 2019 led to a pivot in monetary policy across much of the world as major central banks took a more accommodative stance. After hiking interest rates in December 2018, the Federal Reserve went on to cut rates three times in 2019. Those cuts, the first in more than a decade, were justified by policymakers as “insurance” meant to cushion the effects of trade policies and prolong an economic expansion already in its 11th year.

Yields of Tax-Exempt Municipal Securities
(National Averages, AAA-Rated General Obligation Issues)
	November 30,	November 30,
Maturity	2018	2019
2 years	1.98%	1.10%
5 years	2.16	1.17
10 years	2.55	1.50
30 years	3.27	2.13

Source: Vanguard.

3

Although the country’s gross domestic product, the broadest measure of economic activity, expanded in the first quarter of 2019 at an annual rate of about 3% after adjusting for inflation, its growth then slowed amid fading effects from tax cuts, weaker business confidence, and trade disputes. Inflation remained tame. The U.S. labor market remained robust even as the pace of job creation eased a little. The unemployment rate continued to trend lower, falling to 3.5% by the end of the 12 months, which helped keep consumers spending.

Ohio’s economic growth rate has lagged that of the nation overall, but its revenues have managed to grow. The state is running a surplus, thanks in part to robust personal income tax and sales tax collections as well as the government’s vigilance in addressing imbalances as they emerge. Other positives include debt and unfunded pension levels that are below the national averages and an unprecedented balance in the state’s “rainy day” budget stabilization fund.

Municipal bonds largely took their cues from Treasuries, whose yields fell across the maturity spectrum. The average yield of 2-year AAA-rated general obligation issues slipped 88 basis points to 1.10% by the end of the fiscal year. The comparable 10-year yield dropped 105 basis points to 1.50%.

Management of the fund

The fund’s duration (a measure in years of a portfolio’s sensitivity to changes in interest rates) is structurally longer than that of its benchmark, which includes bonds of all maturities. That was the primary driver of the fund’s relative outperformance during this period of falling rates.

We maintained a tilt toward longer-term maturities, which helped as yields fell. For the 12 months, the average return for Ohio municipal bonds maturing in less than five years was 4.12%, compared with 11.45% for those maturing in 20 to 30 years, as measured by the fund’s benchmark index.

An underweight to muni bonds rated AAA was intended principally to capture additional yield, especially as credit spreads versus Treasuries were fairly tight. For the 12 months, the average return for AAA-rated Ohio municipal bonds was 7.57%, compared with 11.11% for their BBB-rated counterparts, as measured by the fund’s benchmark index.

As always, we drew on our deep and experienced bench of credit analysts to navigate this large, fragmented market. Security selection in a number of areas, notably health care, helped performance.

The outlook

Global growth is expected to keep softening, owing in part to trade tensions and policy uncertainty. U.S. growth may slow to a pace of around 1% in 2020 after adjusting for inflation, below its normal trend growth of around 2%.

Other major economies are likely to see a deceleration as well. Growth in China, the world’s second-largest economy, is likely to slow to a below-trend pace of around

4

5.8% in 2020—but that figure could be markedly lower without further stimulus. Likewise, in the euro area, growth may stay below trend, at about 1%, given recent indications that manufacturing weakness is spilling over into supply chains and the services sector.

This backdrop, along with modest wage gains and structural factors such as technology advancements and globalization, is unlikely to fuel a surge in consumer prices.

The prospect of slowing growth and tame inflation is likely to elicit more monetary easing by major central banks. The Fed cut rates by 75 basis points this year, and we believe it may well make further reductions in 2020 depending on what happens with trade tariffs and the shape of the yield curve. Other central banks stand ready as well to provide further monetary support; fiscal stimulus is also under consideration, notably in Germany and China.

We expect to see periods of turbulence in the global economy in the year ahead. Based on that outlook and the fact that rates are low and credit spreads are tight, we are positioned going into the new fiscal year with plenty of dry powder on hand, which will allow us to take advantage of price dislocations as they arise.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

James D’Arcy, CFA, Portfolio Manager

Vanguard Fixed Income Group

December 17, 2019

5

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

6

Six Months Ended November 30, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Long-Term Tax-Exempt Fund	5/31/2019	11/30/2019	Period
Based on Actual Fund Return	$1,000.00	$1,025.85	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

7

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2009, Through November 30, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Ohio Long-Term Tax-Exempt Fund	9.28%	4.15%	4.68%	$15,803
Bloomberg Barclays OH Municipal Bond Index	8.30	3.59	4.27	15,193
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	15,300

See Financial Highlights for dividend and capital gains information.

8

Ohio Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2019

Under 1 Year	3.1%
1 - 3 Years	1.3
3 - 5 Years	3.2
5 - 10 Years	11.4
10 - 20 Years	45.5
20 - 30 Years	31.3
Over 30 Years	4.2

9

Ohio Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Ohio (99.6%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/38		5,535	6,065
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/42		2,780	2,960
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/46		4,170	4,870
	Akron OH COP	4.000%	12/1/30		535	592
1	Akron OH Income Tax Revenue	4.000%	12/1/34		650	725
1	Akron OH Income Tax Revenue	4.000%	12/1/35		625	695
1	Akron OH Income Tax Revenue	4.000%	12/1/36		655	727
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/28		285	332
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/29		610	706
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/30		2,090	2,397
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/30		1,415	1,716
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31		1,500	1,713
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31		1,300	1,573
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32		1,300	1,480
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	6/1/20	(Prere.)	8,000	8,151
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	4,015	4,136
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		6,320	6,807
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		10,020	10,701
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	1.170%	12/2/19	LOC	200	200
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23		400	451

10

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/27		500	616
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28		250	312
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		1,900	2,089
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		4,800	5,255
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/42		2,120	2,507
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	11/1/44		5	5
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/47		9,600	10,342
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39		7,000	7,840
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42		8,410	8,969
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/37		10,415	11,144
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/28		110	132
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34		1,380	1,509
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41		1,500	1,609
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		3,875	4,438
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29		8,365	9,511
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/21	(Prere.)	4,700	5,063
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/28		705	878
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/29		1,195	1,484
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/30		365	451
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/33		1,000	1,139
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/35		1,470	1,660
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/36		1,000	1,126
Athens OH School District GO	4.000%	12/1/29		740	876
Athens OH School District GO	4.000%	12/1/30		380	446
Athens OH School District GO	4.000%	12/1/31		400	466
Athens OH School District GO	3.250%	12/1/48		2,000	2,067
Bellefontaine OH Finance & Development Authority Lease Revenue	3.000%	12/1/46	(15)	1,085	1,089
Bellefontaine OH Finance & Development Authority Lease Revenue	3.000%	12/1/47	(15)	1,120	1,123
Bellefontaine OH Finance & Development Authority Lease Revenue	3.000%	12/1/49	(15)	1,000	1,001
Berea OH City School District GO	4.000%	12/1/53	(15)	1,420	1,525

11

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Big Walnut OH School District School Facilities Construction & Improvement GO	3.250%	12/1/48		2,975	3,058
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55		4,425	5,290
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/29		2,010	2,434
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/34		2,000	2,186
Bowling Green State University Ohio Revenue	5.000%	6/1/28		300	367
Bowling Green State University Ohio Revenue	5.000%	6/1/29		435	529
Bowling Green State University Ohio Revenue	5.000%	6/1/33		1,075	1,291
Bowling Green State University Ohio Revenue	5.000%	6/1/42		1,000	1,147
Bowling Green State University Ohio Revenue	5.000%	6/1/45		3,250	3,818
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	5.750%	6/1/20	(Prere.)	2,000	2,046
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	6.000%	6/1/20	(Prere.)	2,000	2,048
Brunswick OH City School District GO	5.000%	12/1/31		400	447
Brunswick OH City School District GO	5.000%	12/1/33		500	557
Brunswick OH City School District GO	5.000%	12/1/34		765	851
Brunswick OH City School District GO	5.000%	12/1/35		520	578
Brunswick OH City School District GO	5.000%	12/1/36		500	555
Brunswick OH City School District GO	5.000%	12/1/37		415	460
Butler County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/29		1,700	2,198
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		1,405	1,493
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		2,010	2,110
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	2,770	2,879
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/24		675	787
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/25		3,080	3,669
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/30		1,010	1,117
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/31		1,075	1,186
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		1,000	1,145
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27		615	700
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28		2,200	2,493
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37		1,500	1,663
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25		450	536

12

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27		1,000	1,236
Cincinnati OH City School District COP	5.000%	12/15/29		2,000	2,314
Cincinnati OH City School District COP	5.000%	6/15/31		500	599
Cincinnati OH City School District COP	5.000%	6/15/32		400	478
Cincinnati OH City School District COP	5.000%	6/15/33		400	477
Cincinnati OH City School District COP	3.250%	6/15/34		565	595
Cincinnati OH City School District COP	3.375%	6/15/35		670	709
Cincinnati OH City School District COP	3.500%	6/15/36		550	585
Cincinnati OH City School District COP	3.500%	6/15/37		1,000	1,061
Cincinnati OH City School District COP	3.625%	6/15/38		800	853
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	5,550	5,665
Cincinnati OH City School District GO	5.250%	12/1/30	(14)	4,450	6,012
Cincinnati OH GO	4.000%	12/1/29		1,010	1,177
Cincinnati OH GO	4.000%	12/1/30		500	578
Cincinnati OH GO	4.000%	12/1/30		1,310	1,536
Cincinnati OH GO	4.000%	12/1/31		1,460	1,701
Cincinnati OH Water System Revenue	5.000%	12/1/45		250	291
Cincinnati OH Water System Revenue	3.000%	12/1/49		1,000	1,014
Clark-Shawnee OH Local School District GO	4.000%	11/1/31		400	458
Clark-Shawnee OH Local School District GO	4.000%	11/1/32		660	753
Clark-Shawnee OH Local School District GO	4.000%	11/1/34		860	977
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/31		530	605
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35		775	869
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36		500	559
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37		2,200	2,443
Cleveland Heights & University Heights OH City School District GO	4.500%	12/1/47		2,050	2,203
Cleveland OH Airport System Revenue	5.000%	1/1/22	(Prere.)	5,050	5,449
Cleveland OH Airport System Revenue	5.000%	1/1/30	(4)	2,000	2,315
Cleveland OH Airport System Revenue	5.000%	1/1/31	(4)	1,015	1,171
Cleveland OH GO	4.000%	12/1/27		2,200	2,598
Cleveland OH GO	4.000%	12/1/30		2,815	3,362
Cleveland OH GO	4.000%	12/1/31		750	891
Cleveland OH GO	4.000%	12/1/32		1,500	1,766
Cleveland OH GO	4.000%	12/1/33		1,500	1,755
Cleveland OH Income Tax Revenue	4.000%	10/1/28		350	402
Cleveland OH Income Tax Revenue	4.000%	10/1/28		500	574
Cleveland OH Income Tax Revenue	4.000%	10/1/29		400	457
Cleveland OH Income Tax Revenue	4.000%	10/1/29		300	343
Cleveland OH Income Tax Revenue	5.000%	10/1/29		1,250	1,482
Cleveland OH Income Tax Revenue	5.000%	10/1/30		2,505	3,125
Cleveland OH Income Tax Revenue	5.000%	10/1/32		500	611
Cleveland OH Income Tax Revenue	5.000%	10/1/33		500	609
Cleveland OH Income Tax Revenue	5.000%	10/1/37		4,860	5,408
Cleveland OH Municipal School District GO	5.000%	12/1/46		3,000	3,304
Cleveland OH Public Power System Revenue	5.000%	11/15/26	(4)	265	323
Cleveland OH Public Power System Revenue	5.000%	11/15/28	(4)	150	187
Cleveland OH Public Power System Revenue	5.000%	11/15/29	(4)	210	260
Cleveland OH Public Power System Revenue	5.000%	11/15/32	(4)	545	667

13

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cleveland OH Public Power System Revenue	5.000%	11/15/34	(4)	760	926
Cleveland OH Public Power System Revenue	5.000%	11/15/36	(4)	1,000	1,212
Cleveland OH Public Power System Revenue	5.000%	11/15/37	(4)	595	718
Cleveland OH Public Power System Revenue	5.000%	11/15/38	(4)	825	993
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41		1,500	1,734
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45		1,565	1,801
Cleveland OH Water Revenue	5.000%	1/1/29		140	181
Cleveland OH Water Revenue	4.000%	1/1/30		1,000	1,091
Cleveland OH Water Revenue	4.000%	1/1/30		125	149
Cleveland OH Water Revenue	4.000%	1/1/35		2,000	2,144
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.080%	12/6/19		300	300
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28		680	774
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/30		3,020	3,417
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39		3,010	3,371
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	4.000%	8/1/44		2,500	2,715
Columbus OH City School District GO	5.000%	12/1/26		1,375	1,618
Columbus OH City School District GO	4.000%	12/1/29		2,070	2,485
Columbus OH City School District GO	4.000%	12/1/30		750	846
Columbus OH City School District GO	3.000%	12/1/33		2,520	2,652
Columbus OH City School District GO	5.000%	12/1/36		2,000	2,410
Columbus OH City School District GO	5.000%	12/1/42		500	595
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/31		4,000	4,817
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/32		2,825	3,390
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/47		1,480	1,752
Columbus OH GO	4.000%	8/15/26		1,055	1,209
Columbus OH GO	4.000%	2/15/28		1,500	1,654
Columbus OH GO	4.000%	4/1/29		2,050	2,376
Columbus OH GO	3.000%	8/15/29		820	877
Columbus OH GO	4.000%	4/1/30		5,015	5,816
Columbus OH GO	4.000%	7/1/30		1,200	1,345
Columbus OH GO	4.000%	4/1/31		2,080	2,406
Columbus OH GO	5.000%	4/1/32		3,800	4,862
Columbus OH GO	4.000%	4/1/33		1,000	1,149
Columbus OH GO	3.000%	8/15/34		200	208
Columbus OH GO	5.000%	4/1/36		2,500	3,155
Columbus OH GO	5.000%	4/1/37		1,820	2,289
Columbus OH GO	5.000%	4/1/38		3,000	3,760
Columbus OH Sewer Revenue	5.000%	6/1/29		850	1,035
Columbus OH Sewer Revenue	5.000%	6/1/31		1,000	1,166

14

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,345	1,425
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,123
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/40	820	1,003
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/41	725	884
Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,166
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/28	200	235
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42	85	96
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47	4,100	4,694
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/52	9,135	10,190
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	2,500	2,902
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57	1,200	1,329
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	2,000	2,314
Cuyahoga County OH Public Library Fund Special Obligation Revenue	4.000%	12/1/32	1,840	1,982
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,211
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,220
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,196
Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,091
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	447
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,157
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	710
Cuyahoga OH Community College District GO	4.000%	12/1/30	1,800	2,030
Cuyahoga OH Community College District GO	4.000%	12/1/32	2,250	2,526
Cuyahoga OH Community College District Revenue	4.000%	2/1/27	1,000	1,144
Cuyahoga OH Community College District Revenue	4.000%	2/1/28	750	853
Dayton OH Water System Revenue	4.000%	12/1/29	265	304
Dayton OH Water System Revenue	4.000%	12/1/30	200	227
Dayton OH Water System Revenue	4.000%	12/1/31	280	316
Dayton OH Water System Revenue	4.000%	12/1/32	300	336
Dayton OH Water System Revenue	4.000%	12/1/34	970	1,080
Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,929
Delaware OH GO	4.000%	12/1/31	365	405
Dublin OH City School District GO	4.000%	12/1/30	5,380	6,408
Dublin OH Special Obligation Revenue	5.000%	12/1/31	500	637
Dublin OH Special Obligation Revenue	5.000%	12/1/32	550	698
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,062
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,230
Elyria OH City School District GO	5.000%	12/1/29	505	610

15

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Elyria OH City School District GO	4.000%	12/1/51	4,535	4,900
	Elyria OH GO	4.000%	12/1/22	300	324
	Elyria OH GO	4.000%	12/1/25	470	537
	Elyria OH GO	4.000%	12/1/26	640	734
	Elyria OH GO	4.000%	12/1/27	670	765
	Elyria OH GO	4.000%	12/1/28	695	788
	Elyria OH GO	4.000%	12/1/30	280	313
	Elyria OH GO	4.000%	12/1/31	225	250
	Elyria OH GO	4.000%	12/1/32	280	310
	Elyria OH GO	4.000%	12/1/33	440	485
	Euclid OH City School District GO	4.750%	1/15/54	1,000	1,125
	Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,290
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	4,445	5,172
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	1,300	1,510
1	Franklin County OH Convention Facilities Authority Revenue	4.000%	12/1/40	1,425	1,592
1	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/51	5,000	5,835
	Franklin County OH GO	5.000%	12/1/31	3,000	3,608
	Franklin County OH Health Care Facilities Improvement Revenue (Ohio Presbyterian Retirement Services Project)	5.625%	7/1/26	2,800	2,864
	Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	6.000%	7/1/35	500	550
	Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,515
	Franklin County OH Hospital Facilities Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/48	3,000	4,388
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/31	5,000	5,572
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/34	2,610	3,012
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	11/15/36	3,665	3,896
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/45	4,640	5,272
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47	7,000	7,635
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/36	1,110	1,235
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/38	775	857
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/39	1,290	1,423
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/42	7,000	7,474

16

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/44	2,300	2,515
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/47	2,420	2,637
	Franklin County OH Revenue (Trinity Health Corp.)	4.000%	12/1/46	4,950	5,344
2	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/46	1,500	1,760
	Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	6,759
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,345
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,455	4,205
	Fremont City OH School District GO	5.000%	1/15/33	1,000	1,182
	Fremont City OH School District GO	4.000%	1/15/55	1,575	1,681
	Grandview Heights OH City School District GO	3.000%	12/1/49	3,000	3,022
	Great Oaks Career Campuses OH Board of Education COPS	3.000%	12/1/44	5,000	5,016
	Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/28	325	417
	Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/29	300	383
	Greene County OH Votech School District (Facilities Construction & Improvement) GO	4.000%	12/1/34	700	806
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,505
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,412
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/42	5,310	5,620
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.500%	6/1/42	3,025	3,274
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32	1,750	1,880
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36	3,000	3,379
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/42	2,000	2,129
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46	2,000	2,126
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46	4,450	4,941
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/34	1,000	1,129
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	11/15/49	5,000	7,300
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.125%	8/15/37	20	22
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	5,150	6,025
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.250%	8/15/47	3,025	3,245

17

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47		3,000	3,488
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/30		1,360	1,528
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29		1,000	1,215
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30		2,550	3,084
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31		6,520	7,350
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/31		1,275	1,489
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32		860	967
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/32		5,000	5,345
	Hamilton County OH Sewer System Revenue	5.000%	12/1/25		1,000	1,180
	Hamilton OH City School District GO	5.000%	12/1/34		1,500	1,733
	Hamilton OH Wastewater System Revenue	4.000%	10/1/30	(15)	200	234
	Hamilton OH Wastewater System Revenue	4.000%	10/1/31	(15)	215	250
	Hamilton OH Wastewater System Revenue	4.000%	10/1/34	(15)	425	485
	Hamilton OH Wastewater System Revenue	4.000%	10/1/36	(15)	350	397
	Highland OH Local School District GO	5.250%	12/1/48		5,000	5,596
	Highland OH Local School District GO	5.250%	12/1/54		2,000	2,224
	Huber Heights OH City School District GO	4.000%	12/1/34		2,000	2,208
	Hudson City School District OH GO	4.000%	12/1/31		400	449
	Hudson City School District OH GO	4.000%	12/1/32		420	469
	Hudson City School District OH GO	4.000%	12/1/33		420	468
	Indian Creek OH Local School District GO	5.000%	11/1/55		2,825	3,349
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38		26,350	28,941
3	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.150%	12/6/19		1,320	1,320
	Kent State University Ohio Revenue	5.000%	5/1/37		4,185	4,503
	Kettering OH City School District GO	5.000%	12/1/31		250	314
	Kettering OH City School District GO	5.250%	12/1/31	(4)	1,000	1,271
	Kettering OH City School District GO	4.000%	12/1/33		260	298
	Kettering OH City School District GO	4.000%	12/1/35		375	426
	Kettering OH City School District GO	3.375%	12/1/46		575	596
	Lakeview OH Local School District Classroom Facilities & School Improvement GO	5.000%	11/1/44		1,500	1,715
	Lakewood OH City School District GO	4.000%	11/1/28		200	235
	Lakewood OH City School District GO	4.000%	11/1/30		235	272
	Lakewood OH City School District GO	4.000%	11/1/31		440	506
	Lakewood OH City School District GO	4.000%	11/1/32		240	274
	Lakewood OH City School District GO	4.000%	11/1/33		375	427
	Lakewood OH City School District GO	4.000%	11/1/34		430	486
	Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/20		505	508
	Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/21		340	361
	Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/22		235	257
	Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/23		430	485
	Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/24		555	633
	Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/25		360	420

18

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		10,775	12,502
Little Miami OH School District GO	4.000%	11/1/55		3,145	3,332
Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/23		1,000	1,131
Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/30		2,500	2,769
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	2,540	2,775
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.500%	11/15/21	(Prere.)	2,000	2,204
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/24		250	264
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		10,425	12,037
Madison OH Local School District GO	5.250%	12/1/37		3,815	4,173
Mariemont OH City School District GO	4.000%	12/1/31		1,040	1,241
Mariemont OH City School District GO	4.000%	12/1/32		1,265	1,494
Mariemont OH City School District GO	4.000%	12/1/33		1,045	1,231
Mariemont OH City School District GO	3.000%	12/1/34		600	631
Mariemont OH City School District GO	3.000%	12/1/35		1,525	1,595
Mariemont OH City School District GO	3.000%	12/1/41		275	280
Mariemont OH City School District GO	3.000%	12/1/47		1,870	1,876
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/45		6,000	7,086
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/49		4,000	4,705
Miami Trace OH Local School District GO	5.000%	12/1/48		3,730	4,308
Miami Valley OH Career Technology Center GO	4.000%	12/1/33		725	831
Miami Valley OH Career Technology Center GO	4.000%	12/1/34		1,465	1,669
Miami Valley OH Career Technology Center GO	5.000%	12/1/44		4,520	5,432
Miamisburg OH City School District GO	5.000%	12/1/33		675	795
Miamisburg OH City School District GO	5.000%	12/1/36		500	587
Middleburg Heights OH Hospital Revenue (Southwest General)	5.250%	8/1/41		1,000	1,054
Middleburg Heights OH Hospital Revenue (Southwest General)	5.000%	8/1/47		5,000	5,348
Middletown OH City School District GO	5.250%	12/1/22	(Prere.)	2,870	3,216
Milford OH Exempt Village School District GO	5.000%	12/1/35		1,100	1,285
Milford OH Exempt Village School District GO	5.000%	12/1/36		1,250	1,459
Montgomery County OH Hospital Revenue (Premier Health Partners)	3.000%	11/15/36		1,530	1,530
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/42		2,840	3,052
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/45		3,500	3,739
Montgomery County OH Revenue (Catholic Health Initiatives)	5.250%	11/13/23	(Prere.)	1,955	2,224
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/23		1,000	1,038

19

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
3	Montgomery County OH Revenue (Premier Health Partners Obligated Group) TOB VRDO	1.210%	12/2/19	LOC	1,090	1,090
	North Olmsted OH School District GO	0.000%	12/1/26		1,000	884
	North Olmsted OH School District GO	0.000%	12/1/27		1,610	1,381
	North Royalton OH City School District GO	4.000%	12/1/33		1,000	1,098
	North Royalton OH City School District GO	4.000%	12/1/34		1,500	1,640
	North Royalton OH City School District GO	5.000%	12/1/47		6,120	7,043
	Northeast OH Medical University Revenue	5.000%	12/1/42		475	495
	Northeast Ohio Regional Sewer District Revenue	5.000%	5/15/23	(Prere.)	12,430	14,062
	Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/31		2,100	2,442
	Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/33		1,055	1,120
	Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/34		6,775	7,773
	Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/35		1,700	1,778
	Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/39		2,500	2,580
	Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/39		4,340	4,999
	Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/40		4,000	4,114
	Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/44		7,500	8,588
	Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49		5,225	5,974
	Northeastern OH Local School District (Clark County) GO	4.000%	12/1/29	(4)	785	909
	Northeastern OH Local School District (Clark County) GO	4.000%	12/1/30	(4)	865	995
	Northeastern OH Local School District (Clark County) GO	4.000%	12/1/35	(4)	1,390	1,572
	Northeastern OH Local School District (Clark County) GO	4.000%	12/1/36	(4)	1,495	1,686
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/21		180	189
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/22		175	189
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/23		125	138
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/25		150	172
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/30		130	155
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/31		200	236
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/32		260	304
	Northridge OH Local School District (Licking Knox & Del Counties) GO	4.000%	10/1/33		205	238
	Northridge OH Local School District (Licking Knox & Del Counties) GO	3.000%	10/1/34		425	444

20

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northridge OH Local School District (Licking Knox & Del Counties) GO	3.000%	10/1/35		430	447
Northwest Local School District Ohio GO	5.000%	12/1/23	(Prere.)	1,650	1,897
Northwest Local School District Ohio GO	5.000%	12/1/23	(Prere.)	3,760	4,322
Ohio Adult Correctional Capital Facilities Revenue VRDO	1.030%	12/6/19		15,925	15,925
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project)	5.800%	12/1/38		2,000	2,000
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/30		1,790	2,249
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/36		2,000	2,416
Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund Projects)	5.000%	2/1/30		550	657
Ohio Common Schools GO VRDO	1.000%	12/6/19		2,875	2,875
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/26		1,000	1,213
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/26		515	632
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/27		900	1,118
Ohio GO	5.000%	3/15/23		8,310	9,334
Ohio GO	4.000%	3/1/26		830	923
Ohio GO	5.000%	9/1/26		2,500	3,088
Ohio GO	5.000%	9/15/26		1,485	1,836
Ohio GO	5.000%	3/15/27		6,425	7,405
Ohio GO	5.000%	9/1/30		5,000	6,367
Ohio GO	5.000%	3/1/32		1,835	2,095
Ohio GO	5.000%	3/15/32		1,135	1,297
Ohio GO	5.000%	6/15/34		6,000	7,641
Ohio GO	5.000%	6/15/35		3,950	5,013
Ohio GO	5.000%	2/1/36		4,250	5,047
Ohio GO	5.000%	6/15/36		2,785	3,314
Ohio GO	5.000%	3/15/37		9,745	11,034
Ohio GO	5.000%	2/1/38		2,690	3,179
Ohio GO	5.000%	3/1/39		1,585	1,909
Ohio GO VRDO	1.000%	12/6/19		1,225	1,225
Ohio Higher Education GO	5.000%	8/1/27		2,130	2,687
Ohio Higher Education GO	5.000%	5/1/30		3,015	3,557
Ohio Higher Education GO	5.000%	5/1/32		5,000	5,882
Ohio Higher Education GO	5.000%	5/1/34		5,580	6,822
Ohio Higher Education GO	5.000%	5/1/34		3,840	4,494
Ohio Higher Education GO	5.000%	5/1/36		4,960	5,785
Ohio Higher Education GO	5.000%	5/1/37		4,330	5,040
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.250%	12/1/26	(14)	3,520	4,426
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	4.000%	12/1/33		3,000	3,332

21

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/40		2,500	2,967
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/23	(Prere.)	3,275	3,645
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.140%	12/2/19		530	530
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/36		615	754
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/38		1,725	2,102
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/45		950	1,142
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32		800	1,025
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/33		900	1,150
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/42		1,900	2,278
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.250%	11/1/46		1,500	1,813
Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/31		2,040	2,398
Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/41		4,000	4,605
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/31		300	363
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/37		5,955	6,557
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/42		500	592
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47		3,725	4,055
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	10/1/47		7,000	7,636
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/22		385	423
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/23		360	407
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/24		500	581
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/25		630	747
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/26		475	576
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/27		980	1,206
Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/28		1,140	1,421

22

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio Higher Educational Facility Commission Revenue (Ohio Wesleyan University)	5.000%	10/1/29		1,070	1,351
	Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/26		1,360	1,597
	Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/27		1,430	1,671
	Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	5/15/20	(Prere.)	270	276
	Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/35		1,415	1,442
	Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/40		3,260	3,319
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/29		2,575	2,829
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.625%	12/1/41		2,015	2,094
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/44		2,000	2,255
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/48		4,000	4,773
	Ohio Higher Educational Facility Commission Revenue (University of Findlay Project)	5.000%	3/1/44		3,970	4,446
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/24		1,000	1,136
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/25		1,500	1,741
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/27		1,000	1,156
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/32		1,000	1,135
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/33		750	853
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/28	(Prere.)	60	71
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34		3,605	4,100
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/39		3,000	3,366
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/40		2,000	2,262
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		5,940	6,596
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		2,000	2,242
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	3.550%	1/1/46		3,000	3,151
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46		7,000	7,809
1	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.130%	12/2/19		7,825	7,825
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.140%	12/2/19		1,150	1,150
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/29		35	41

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	4,655	5,329
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	6,015	6,391
Ohio Hospital Revenue (University Hospitals Health System Inc.)	4.000%	1/15/46	40	42
Ohio Housing Finance Agency Multifamily Housing Revenue (Neilan Park Apartments Project) PUT	1.750%	6/1/21	1,055	1,061
Ohio Housing Finance Agency Residential Mortgage Revenue	4.100%	3/1/42	1,005	1,070
Ohio Housing Finance Agency Residential Mortgage Revenue	3.250%	9/1/44	1,125	1,159
Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	9/1/48	2,300	2,438
Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	3/1/49	3,995	4,294
Ohio Housing Finance Agency Residential Mortgage Revenue	3.350%	9/1/49	2,000	2,063
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/29	1,655	2,080
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/30	1,740	2,168
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/33	1,045	1,315
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	3,410	4,144
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	3,850	4,852
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,855	2,250
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29	6,210	7,501
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/29	1,095	1,366
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/30	3,615	4,219
Ohio Revenue (Transportation Building Fund Projects)	3.125%	11/15/34	435	454
Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	4,929
Ohio State University General Receipts Revenue	5.000%	6/1/38	8,045	8,956
Ohio State University General Receipts Revenue	5.000%	12/1/39	5,250	6,076
Ohio State University General Receipts Revenue	4.000%	6/1/43	2,500	2,655
Ohio State University General Receipts Revenue VRDO	0.990%	12/6/19	750	750
Ohio State University General Receipts Revenue VRDO	1.000%	12/6/19	600	600
Ohio State University General Receipts Revenue VRDO	1.000%	12/6/19	1,000	1,000
Ohio Transportation Project Revenue	3.375%	11/15/39	2,020	2,110
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,023

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	6,760
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	3,866
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37	1,240	1,389
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	2,750
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,498
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,409
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	1,352
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	13,000	14,326
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	890	978
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,181
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,557
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,894
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,893
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/28	2,320	2,864
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,791
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/33	6,000	6,776
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/37	2,550	3,072
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/31	2,395	3,112
Ohio Water Development Authority Fresh Water Revenue	4.000%	6/1/36	3,000	3,336
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/25	730	887
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/35	2,500	3,208
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/36	8,660	11,081
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/44	2,000	2,503
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	5,010	6,231
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/31	1,105	1,362
Olentangy OH Local School District GO	4.000%	12/1/33	1,300	1,485
Olentangy OH Local School District GO	4.000%	12/1/34	500	570
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,735
Reynoldsburg OH GO	3.550%	12/1/42	800	847
Reynoldsburg OH GO	3.600%	12/1/48	700	738
Rossford OH Exempted Village School District GO	4.000%	12/1/53	2,180	2,344
South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/33	250	265
South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/34	250	263
South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/35	250	263
South-Western City OH School District (Franklin & Pickaway Counties) GO	3.000%	12/1/44	2,500	2,562

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Southwest Licking OH Local School District School Facilities Construction & Improvement GO	4.000%	11/1/34		500	566
Southwest OH Local School District (Hamilton County) GO	5.000%	1/15/30		1,295	1,616
Southwest OH Local School District (Hamilton County) GO	4.000%	1/15/55		3,400	3,697
Tallmadge OH City School District (Classroom Facilities & School Improvement) GO	5.000%	10/1/41		1,000	1,140
Toledo OH City School District GO	5.000%	12/1/28		4,730	5,382
Toledo OH Waterworks Revenue	5.000%	11/15/29		2,205	2,676
Toledo OH Waterworks Revenue	5.000%	11/15/37		3,125	3,716
Toledo OH Waterworks Revenue	5.000%	11/15/38		4,000	4,418
Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo, LLC - The University of Toledo Project)	5.000%	7/1/34		1,000	1,085
Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo, LLC - The University of Toledo Project)	5.000%	7/1/39		1,000	1,077
Tri Valley OH Local School District GO	5.500%	12/1/19	(14)	660	660
Union County OH Memorial Hospital Revenue	5.000%	12/1/26		200	245
Union County OH Memorial Hospital Revenue	5.000%	12/1/27		215	265
Union County OH Memorial Hospital Revenue	5.000%	12/1/28		530	651
Union County OH Memorial Hospital Revenue	5.000%	12/1/37		950	1,131
Union County OH Memorial Hospital Revenue	5.000%	12/1/38		600	713
Union County OH Memorial Hospital Revenue	5.000%	12/1/47		2,500	2,936
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26		1,800	2,155
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28		15	17
University of Akron Ohio General Receipts Revenue	5.000%	1/1/30		10	12
University of Akron Ohio General Receipts Revenue	5.000%	1/1/33		2,975	3,337
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/26		2,150	2,394
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/36		805	992
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/46		3,795	4,446
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/47		4,775	5,670
University of Toledo OH Revenue	5.000%	6/1/27		100	124
Upper Arlington OH School District GO	4.000%	12/1/35		1,795	2,037
Upper Arlington OH School District GO	4.000%	12/1/36		1,750	1,979
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/31		870	983
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.750%	7/1/33		600	680
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/39		1,045	1,163

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.500%	7/1/39		1,225	1,368
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/44		30	31
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/45		1,470	1,574
Warrensville Heights OH City School District GO	5.000%	12/1/28		90	104
Warrensville Heights OH City School District GO	5.000%	12/1/29		105	122
Warrensville Heights OH City School District GO	5.000%	12/1/30		85	98
Warrensville Heights OH City School District GO	5.000%	12/1/31		155	179
Warrensville Heights OH City School District GO	5.000%	12/1/32		145	167
Warrensville Heights OH City School District GO	5.000%	12/1/33		95	109
Warrensville Heights OH City School District GO	5.000%	12/1/34		115	132
Warrensville Heights OH City School District GO	5.000%	12/1/44		650	743
Warrensville Heights OH City School District GO	5.250%	12/1/55		1,740	2,003
Westerville OH School District COP	5.000%	12/1/41		2,100	2,512
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/30		1,350	1,584
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/32		1,395	1,631
Winton Woods City OH School District GO	0.000%	11/1/29		885	716
Winton Woods City OH School District GO	0.000%	11/1/30		1,005	786
Winton Woods City OH School District GO	0.000%	11/1/31		1,020	771
Winton Woods City OH School District GO	0.000%	11/1/32		1,140	835
Woodridge OH School District GO	5.000%	12/1/46		3,605	4,027
Worthington OH City School District GO	3.750%	12/1/48		3,305	3,554
Wright State University Ohio General Revenue	5.000%	5/1/26		3,030	3,165
Wright State University Ohio General Revenue	5.000%	5/1/31		4,350	4,528
Wright State University Ohio General Revenue	5.000%	5/1/31	(15)	7,580	7,945
					1,404,142
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		292	256
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		895	712
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		822	608
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		70	71

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,105	1,120
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58	20	21
				2,788
Guam (0.2%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	2,300	2,520
Total Tax-Exempt Municipal Bonds (Cost $1,337,905)				1,409,450

				Amount
				($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard				64
Receivables for Investment Securities Sold				3,436
Receivables for Accrued Income				17,720
Receivables for Capital Shares Issued				375
Variation Margin Receivable—Futures Contracts				31
Other Assets				62
Total Other Assets				21,688
Liabilities
Payables for Investment Securities Purchased				(20,175)
Payables for Capital Shares Redeemed				(377)
Payables for Distributions				(936)
Payables to Vanguard				(577)
Total Liabilities				(22,065)
Net Assets (100%)
Applicable to 109,311,013 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,409,073
Net Asset Value Per Share				$12.89

At November 30, 2019, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,328,632
Total Distributable Earnings (Loss)				80,441
Net Assets				1,409,073

•	See Note A in Notes to Financial Statements.
1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
2	Securities with a value of $235,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $2,410,000, representing 0.2% of net assets.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	155	33,416	(17)
5-Year U.S. Treasury Note	March 2020	52	6,186	(6)
				(23)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(77)	(10,951)	25
				2

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	41,149
Total Income	41,149
Expenses
The Vanguard Group—Note B
Investment Advisory Services	180
Management and Administrative	1,317
Marketing and Distribution	134
Custodian Fees	6
Auditing Fees	33
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Total Expenses	1,682
Net Investment Income	39,467
Realized Net Gain (Loss)
Investment Securities Sold	10,551
Futures Contracts	(1,084)
Realized Net Gain (Loss)	9,467
Change in Unrealized Appreciation (Depreciation)
Investment Securities	63,422
Futures Contracts	(14)
Change in Unrealized Appreciation (Depreciation)	63,408
Net Increase (Decrease) in Net Assets Resulting from Operations	112,342

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,467	38,868
Realized Net Gain (Loss)	9,467	3,540
Change in Unrealized Appreciation (Depreciation)	63,408	(33,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,342	8,976
Distributions
Net Investment Income	(39,467)	(38,869)
Realized Capital Gain[1]	(2,850)	(6,278)
Total Distributions	(42,317)	(45,147)
Capital Share Transactions
Issued	261,448	170,301
Issued in Lieu of Cash Distributions	30,002	32,504
Redeemed	(120,345)	(193,510)
Net Increase (Decrease) from Capital Share Transactions	171,105	9,295
Total Increase (Decrease)	241,130	(26,876)
Net Assets
Beginning of Period	1,167,943	1,194,819
End of Period	1,409,073	1,167,943

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $19,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.19	$12.56	$12.23	$12.62	$12.63
Investment Operations
Net Investment Income	.387[1]	.402[1]	.401[1]	.408	.427
Net Realized and Unrealized Gain (Loss) on Investments	.730	(.304)	.385	(.331)	.055
Total from Investment Operations	1.117	.098	.786	.077	.482
Distributions
Dividends from Net Investment Income	(.387)	(.402)	(.401)	(.408)	(.427)
Distributions from Realized Capital Gains	(.030)	(.066)	(.055)	(.059)	(.065)
Total Distributions	(.417)	(.468)	(.456)	(.467)	(.492)
Net Asset Value, End of Period	$12.89	$12.19	$12.56	$12.23	$12.62

Total Return[2]	9.28%	0.79%	6.52%	0.51%	3.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,409	$1,168	$1,195	$1,131	$1,019
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.05%	3.26%	3.20%	3.17%	3.39%
Portfolio Turnover Rate	26%	39%	34%	15%	21%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Ohio Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $64,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Ohio Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,409,450	—
Futures Contracts—Assets[1]	31	—	—
Total	31	1,409,450	—

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	264
Total Distributable Earnings (Loss)	(264)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; the realization of unrealized gains or losses on certain futures contracts; and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,540
Undistributed Tax-Exempt Income	1,427
Undistributed Long-Term Gains	6,332
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	70,570

Ohio Long-Term Tax-Exempt Fund

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,338,880
Gross Unrealized Appreciation	71,140
Gross Unrealized Depreciation	(570)
Net Unrealized Appreciation (Depreciation)	70,570

E. During the year ended November 30, 2019, the fund purchased $518,370,000 of investment securities and sold $326,203,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2019, such purchases and sales were $191,242,000 and $250,062,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital shares issued and redeemed were:

	Year Ended November 30,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	20,675	13,785
Issued in Lieu of Cash Distributions	2,369	2,631
Redeemed	(9,559)	(15,739)
Net Increase (Decrease) in Shares Outstanding	13,485	677

G. Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Ohio Tax-Free Funds and Shareholders of Vanguard Ohio Long-Term Tax-Exempt Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Ohio Long-Term Tax-Exempt Fund (constituting Vanguard Ohio Tax-Free Funds, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statement of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 16, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Ohio Long-Term Tax-Exempt Fund

This information for the fiscal year ended November 30, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $3,020,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays OH Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Ohio Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Ohio Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Ohio Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Ohio Long-Term Tax-Exempt Fund or the owners of the Ohio Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Ohio Long-Term Tax-Exempt Fund. Investors acquire the Ohio Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Ohio Long-Term Tax-Exempt Fund. The Ohio Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Ohio Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Ohio Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ohio Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Ohio Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Ohio Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Ohio Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Ohio Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE OHIO LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q960 012020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2019: $33,000
Fiscal Year Ended November 30, 2018: $34,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2019: $9,568,215
Fiscal Year Ended November 30, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2019: $3,012,031
Fiscal Year Ended November 30, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2019: $0
Fiscal Year Ended November 30, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 21, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.